FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

Accounting standards establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted market prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	Fair Value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Marketable equity securities	$16,008	$16,008	$—	$—
Gold put and call options	2,358	—	2,358	—

	$18,366	$16,008	$2,358	$—

Liabilities:
Palmarejo royalty obligation embedded derivative	$52,359	$—	$52,359	$—
Rochester NSR royalty obligation	22,046	—	22,046	—
Other derivative instruments, net	2,554	—	2,554	—

	$76,959	$—	$76,959	$—

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short term investments	$999	$999	$—	$—
Marketable securities	27,065	27,065	—	—
Other derivative instruments, net	943	—	943	—

	$29,007	$28,064	$943	$—

Liabilities:
Royalty obligation embedded derivative	$145,098	$—	$145,098	$—
Put and call options	9,299	—	9,299	—

	$154,397	$—	$154,397	$—

The Company’s short-term investments are readily convertible to cash and, therefore, these investments are classified within Level 1 of the fair value hierarchy.

The Company’s marketable equity securities are recorded at fair market value in the financial statements based on quoted market prices, which are accessible at the measurement date for identical assets. Such instruments are classified within Level 1 of the fair value hierarchy.

The Company’s gold put and call options, Palmarejo royalty obligation embedded derivative, Rochester NSR royalty obligation, and other derivative instruments, net, which relate to the concentrate sales contracts and foreign exchange contracts, are valued using pricing models, which require inputs that are derived from observable market data, including contractual terms, forward market prices, yield curves and credit spreads. The model inputs can generally be verified and do not involve significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.

The Company had no Level 3 financial assets and liabilities as of June 30, 2013 or December 31, 2012.

Financial assets and liabilities that are not measured at fair value at June 30, 2013 and December 31, 2012 are set forth below (in thousands):

	Fair Value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes due 2028	$5,153	$5,153	$—	$—
7.875% Senior Notes due 2021	$295,689	$295,689	$—	$—
Palmarejo Gold Production Royalty Obligation	$75,645	$—	$75,645	$—

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes due 2028	$48,220	$48,220	$—	$—
Palmarejo Gold Production Royalty Obligation	$90,617	$—	$90,617	$—

The fair value of the Company’s 7.875% Senior Notes due 2021 was moved to Level 1 as a result of the availability of active market transactions to establish fair value.

NOTE 6 – FAIR VALUE MEASUREMENTS

Accounting standards establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted market prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$999	$999	$—	$—
Marketable equity securities	27,065	27,065	—	—
Other derivative instruments, net	943	—	943	—

	$29,007	$28,064	$943	$—

Liabilities:
Royalty obligation embedded derivative	$145,098	$—	$145,098	$—
Put and call options	9,299	—	9,299	—

	$154,397	$—	$154,397	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$20,254	$20,254	$—	$—
Marketable equity securities	19,844	19,844	—	—
Put and call options	3,040	—	3,040	—
Silver ounces receivable from Mandalay	814	—	814	—

	$43,952	$40,098	$3,854	$—

Liabilities:
Royalty obligation embedded derivative	$159,400	$—	$159,400	$—
Put and call options	20,892	—	20,892	—
Other derivative instruments, net	4,012	—	4,012	—

	$184,304	$—	$184,304	$—

The Company’s short-term investments are readily convertible to cash and, therefore, these investments are classified within Level 1 of the fair value hierarchy.

The Company’s marketable equity securities are recorded at fair market value in the financial statements based on quoted market prices, which are accessible at the measurement date for identical assets. Such instruments are classified within Level 1 of the fair value hierarchy. Please see Note 9 – Investments for additional details on marketable equity securities.

The Company’s derivative instruments related to the gold put and call options, silver ounces receivable from Mandalay, royalty obligation embedded derivative, and other derivative instruments, net, which relate to the concentrate sales contracts and foreign exchange contracts, are valued using pricing models which require inputs that are derived from observable market data, including contractual terms, forward market prices, yield curves and credit spreads. The model inputs can generally be verified and do not involve significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.

The Company had no Level 3 financial assets and liabilities as of December 31, 2012 or December 31, 2011.

Financial assets and liabilities that are not measured at fair value at December 31, 2012 and December 31, 2011 are set forth in the following table (in thousands):

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes	$48,220	$48,220	$—	$—
Palmarejo Gold Production Royalty Obligation	$90,617	$—	$90,617	$—

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities:
3.25% Convertible Senior Notes	$49,205	$49,205	$—	$—
Palmarejo Gold Production Royalty Obligation	$111,257	$—	$111,257	$—

The fair value at December 31, 2012 and December 31, 2011 of the 3.25 % Convertible Senior Notes outstanding were determined by active market transactions. As such, the notes are classified as Level 1 in the fair value hierarchy.

The fair value of the Palmarejo Gold Production Royalty Obligation is valued using a pricing model which requires inputs that are derived from observable market data, including contractual terms, yield curves, and credit spreads. The model inputs can generally be verified and do not involve significant management judgment. As such, the obligation is classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s cash equivalents, receivables, restricted assets, accounts payable, accrued liabilities, and capital leases approximate book value due to the nature of these assets and liabilities and are classified as Level 1 in the fair value hierarchy, except for capital leases which are classified as Level 2.

The fair value of the Company’s non-current portion of the refundable value added tax is not practicable to estimate due to the uncertainty of the timing of the expected future cash flows to be received see note 10 – Receivables in the notes to the consolidated financial statements.